SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018	272,047
Granted
Exercised
Expired and forfeited	(117,047)
Outstanding at December 31, 2018	155,000	272,047
Exercisable at December 31, 2018	11,667
Weighted-average exercise price
Outstanding at January 1, 2018	$ 3.58
Granted
Exercised
Expired and forfeited	1.49
Outstanding at December 31, 2018	5.16	$ 3.58
Exercisable at December 31, 2018	$ 1.38
Weighted- average remaining contractual term (in years)
Granted
Exercised
Outstanding at December 31, 2018	8 months 4 days	5 years 4 months 28 days
Exercisable at December 31, 2018	7 months 2 days
Aggregate intrinsic value
Outstanding at December 31, 2018
Exercisable at December 31, 2018